Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Long-term debt
Senior	SFr 135,729	SFr 135,746	SFr 141,402
Subordinated	20,456	23,099	24,103
Non-recourse liabilities from consolidated VIEs	1,825	1,475	1,391
Long-term debt	158,010	160,320	166,896
of which reported at fair value	66,140	66,270	68,722
Structured notes
Long-term debt
Long-term debt	41,893	SFr 42,086	43,126
Bank
Long-term debt
Senior	91,458		95,468
Subordinated	59,065		63,836
Non-recourse liabilities from consolidated VIEs	1,825		1,391
Long-term debt	152,348		160,695
of which reported at fair value	65,276		67,788
Bank | Structured notes
Long-term debt
Long-term debt	SFr 41,893		SFr 43,126